                           AMERICAN PERFORMANCE FUNDS

                         SUPPLEMENT DATED JUNE 30, 2006
                                     TO THE
                MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS
                                   PROSPECTUS
                             DATED JANUARY 1, 2006

This Supplement provides updated information regarding portfolio managers and supersedes any information to the contrary in the Money Market Funds, Bond Funds and Equity Index Funds Prospectus dated January 1, 2006.

CHANGE IN PORTFOLIO MANAGER

Effective immediately, Nelson Ramos Da Conceicao no longer serves as a portfolio manager of the U.S. Large Cap Equity Fund, U.S. Mid Cap Equity Fund, U.S. Small Cap Equity Fund, and U.S. Tax-Efficient Small Cap Equity Fund. Accordingly, all references to Mr. Da Conceicao in the Prospectus should be disregarded.

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

APFSPALL6 0606

                           AMERICAN PERFORMANCE FUNDS

                         SUPPLEMENT DATED JUNE 30, 2006
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 1, 2006

This Supplement provides updated information regarding portfolio managers and supersedes any information to the contrary in the Statement of Additional Information dated January 1, 2006.

CHANGE IN PORTFOLIO MANAGER

Effective immediately, Nelson Ramos Da Conceicao no longer serves as a portfolio manager of the U.S. Large Cap Equity Fund, U.S. Mid Cap Equity Fund, U.S. Small Cap Equity Fund, and U.S. Tax-Efficient Small Cap Equity Fund. Accordingly, all references to Mr. Da Conceicao in the Statement of Additional Information should be disregarded.

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.